Note 6 - Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Jul. 02, 2012	Jun. 30, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Deferred Finance Costs, Net	$ 0	$ 0	$ 399	$ 1,033	$ 1,355
Deferred issuance costs amortization period			14 months
Amortization of Deferred Charges	15	360	634
Prepaid Expense and Other Assets, Current	$ 548	$ 548	$ 689			$ 248